Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - CAD ($)		Issued capital [member]	Shares to be issued [member]	Share purchase warrants reserve [member]	Reserve of exchange differences on translation [member]	Reserve of share-based payments [member]	Reserve of insurance finance income (expenses) from insurance contracts issued excluded from profit or loss that will be reclassified to profit or loss [member]	Retained earnings [member]	Total
Balance at Dec. 31, 2022		$ 54,806,522	$ 41,875	$ 639,879	$ 15,746	$ 570,446	$ 13,279	$ (6,817,048)	$ 49,270,699
Balance, shares at Dec. 31, 2022	[1]	11,729
IfrsStatementLineItems [Line Items]
Shares issued, net		$ 3,018,565							3,018,565
Shares issued net, shares	[1]	537
Loss for the period								(3,327,542)	(3,327,542)
Shares issued for services		$ 125,621	(41,875)						83,746
Shares issued for services, shares	[1]	8
Share-based payments						95,464			95,464
Shares to be issued for services			30,799						30,799
Other comprehensive loss for the period					(42,760)		2,741		(40,019)
Shares issued pursuant to a Settlement Agreement
Balance at Sep. 30, 2023		$ 57,950,708	30,799	639,879	(27,014)	665,910	16,020	(10,144,590)	49,131,712
Balance, shares at Sep. 30, 2023	[1]	12,274
Balance at Dec. 31, 2023		$ 59,367,042	53,567		(7,246)	711,267	13,764	(25,312,169)	34,826,225
Balance, shares at Dec. 31, 2023	[1]	13,174
IfrsStatementLineItems [Line Items]
Loss for the period								(35,958,412)	(35,958,412)
Shares issued for services		$ 3,149,160	(53,567)						3,095,593
Shares issued for services, shares	[1]	151,186
Other comprehensive loss for the period					3,671		365		4,036
Cancellation of stock options						(641,919)		641,919
Shares, pre-funded warrants and warrants issued for cash, net		$ 7,831,226							7,831,226
Shares, pre-funded warrants and warrants issued for cash, net, shares	[1]	464,538
Allocation to derivative warrants liabilities		$ (7,450,546)							(7,450,546)
Shares issued pursuant to a Settlement Agreement		$ 546,122							546,122
Shares issued pursuant to a Settlement Agreement, shares	[1]	26,471
Enhanced voting preference shares issued		$ 35,608							35,608
Enhanced voting preference shares issued, shares	[1]	4,412
Balance at Sep. 30, 2024		$ 63,478,612			$ (3,575)	$ 69,348	$ 14,129	$ (60,628,662)	$ 2,929,852
Balance, shares at Sep. 30, 2024	[1]	659,781

[1]	Adjusted to reflect one (1) for one hundred ninety (190) reverse stock split in March 2024 and a one (1) for seventeen (17) reverse stock split in August 2024 (see Note 1)